Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended	17 Months Ended	29 Months Ended	41 Months Ended	53 Months Ended
		Apr. 05, 2022	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000233024
Account Value [Line Items]
Line Graph and Table Measure Name				INQQ The India Internet ETF
Accumulated Value		$ 10,000	$ 7,830		$ 7,750	$ 9,967	$ 9,928	$ 9,000
MSCI India Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			MSCI India Index (USD) (TR)
Accumulated Value		10,000	9,542		9,715	13,629	12,315	11,884
INQQ The India Internet Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			INQQ The India Internet Index (USD) (NR)
Accumulated Value		$ 10,000	$ 7,859		$ 7,936	$ 10,828	$ 10,852	$ 9,973

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).